March 22, 2013

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Global Allocation Fund, Inc. (“Registrant”)

 consisting of the following class:

  T. Rowe Price Global Allocation Fund–Advisor Class

 File No.: 811-22810

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, we are hereby filing the Initial Registration Statement of the above-referenced investment company, including the registration of an indefinite number of shares of capital stock to be issued by the Registrant.

On March 11, 2013, a notification of registration was filed on Form N-8A for the Registrant. This filing on Form N-1A is submitted for the purpose of registering T. Rowe Price Global Allocation Fund, Inc. and its class called T. Rowe Price Global Allocation Fund—Advisor Class, respectively.

The filing contains two prospectuses. The first prospectus is for the T. Rowe Price Global Allocation Fund. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the T. Rowe Price Global Allocation Fund—Advisor Class. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price advisor class funds.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds) with changes made to reflect the addition of the new fund and class.

We are seeking an effective date of May 21, 2013.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013, or Tawanda Cottman at 410-345-4981.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire